Capital structure and financial items - Financial income and expenses - Financial income (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Interest income	kr 1,838	kr 1,069	kr 239
Foreign exchange gain (net)	0	308	0
Financial gain from forward contracts (net)	4,358	1,344	0
Capital gain on marketable securities	2	143	0
Result of associated companies	0	81	0
Total financial income	6,198	2,945	239
Marketable Securities
Disclosure of financial assets [line items]
Interest income	kr 399	kr 370	kr 78